Consolidated balance sheet $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Non-current assets
Intangible assets, net	$ 33,528	$ 33,178	$ 28,922
Property, plant and equipment, net	108,335	116,408	113,324
Equity affiliates: investments and loans	27,976	27,122	23,444
Other investments	2,007	1,778	1,421
Non-current financial assets	4,781	912	680
Deferred income taxes	7,016	6,216	6,663
Other non-current assets	2,810	2,415	2,509
TOTAL NON-CURRENT ASSETS	186,453	188,029	176,963
Current assets
Inventories, net	14,730	17,132	14,880
Accounts receivable, net	14,068	18,488	17,270
Other current assets	13,428	17,013	14,724
Current financial assets	4,630	3,992	3,654
Cash and cash equivalents	31,268	27,352	27,907
Assets classified as held for sale	1,555	1,288	1,364
TOTAL CURRENT ASSETS	79,679	85,265	79,799
TOTAL ASSETS	266,132	273,294	256,762
Shareholders' equity
Common shares	8,267	8,123	8,227
Paid-in surplus and retained earnings	107,078	121,170	120,569
Currency translation adjustment	(10,256)	(11,503)	(11,313)
Treasury shares	(1,387)	(1,012)	(1,843)
TOTAL SHAREHOLDERS' EQUITY - GROUP SHARE	103,702	116,778	115,640
NON-CONTROLLING INTERESTS	2,383	2,527	2,474
TOTAL SHAREHOLDERS' EQUITY	106,085	119,305	118,114
Non-current liabilities
Deferred income taxes	10,326	11,858	11,490
Employee benefits	3,917	3,501	3,363
Provisions and other non-current liabilities	20,925	20,613	21,432
Non-current financial debt	60,203	47,773	40,129
TOTAL NON-CURRENT LIABILITIES	95,371	83,745	76,414
Current liabilities
Accounts payable	23,574	28,394	26,134
Other creditors and accrued liabilities	22,465	25,749	22,246
Current borrowings	17,099	14,819	13,306
Other current financial liabilities	203	487	478
Liabilities directly associated with the assets classified as held for sale	1,335	795	70
TOTAL CURRENT LIABILITIES	64,676	70,244	62,234
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 266,132	$ 273,294	$ 256,762